Note 4 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of exploration and evaluation asset [text block]
	California	Arkansas
	Property $	Property $	Total $

Acquisition costs:
Balance, June 30, 2019	8,101,447	10,863,335	18,964,782
Acquisition of property	1,320,347	960,910	2,281,257
Effect of movement in foreign exchange rates	331,972	449,077	781,049
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,337)	(1,994,529)
Balance, June 30, 2021	12,768,549	12,107,486	24,876,035

Exploration Costs:
Balance, June 30, 2019	4,367,380	2,049,687	6,417,067
Other exploration costs	6,317	231,137	237,453
Effect of movement in foreign exchange rates	181,021	85,718	266,740
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159

Balance, June 30, 2020	14,308,484	14,639,864	28,948,349
Balance, June 30, 2021	16,921,600	14,668,594	31,590,194